Stock-Based Compensation (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Nov. 30, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation expense related to unvested options		$ 203,000	$ 191,000	$ 261,467	$ 212,936
Period for unrecognized compensation expense related to unvested options yet has not been recognized		8 years 10 months 13 days	9 years 3 months	8 years 10 months 13 days	9 years 3 months
Weighted average grant date fair value				$ 12	$ 85
General and Administrative Expenses [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense				$ 107,683	$ 130,997
2023 Employee Stock Purchase [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Equity incentive plan, description						The aggregate number of shares of common stock that may be purchased pursuant to the Purchase Plan automatically increases on January 1 of each year ending on January 1, 2033, in an amount equal to the lesser of one percent (1%) of the total number of shares of the fully diluted common stock (as defined in the ESPP) determined as of December 31 of the preceding year, or a number of shares of common stock equal to two hundred percent (200%) of the initial share reserve of 1,144.
Expiration date						Jan. 01, 2033
Percentage of number of shares of fully diluted common stock						1.00%
Percentage of automatic increase in initial share reserve						200.00%
Initial share reserve						1,144
2023 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Equity incentive plan, description						The aggregate number of shares of common stock that may be issued under the EIP automatically increases on January 1 of each year ending on January 1, 2033, in an amount equal to 5% of the total number of shares of the fully diluted common stock determined as of December 31 of the preceding year.
Expiration date						Jan. 01, 2033
Percentage of number of shares of fully diluted common stock						5.00%
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Period for unrecognized compensation expense related to unvested options yet has not been recognized		1 year 8 months 23 days	2 years 3 months	2 years 3 months	1 year 2 months 12 days
Vesting period		4 years		4 years
Percentage of vesting on each anniversary		25.00%		25.00%
Unrecognized compensation cost		$ 1,542,000	$ 191,000	$ 2,342,212	$ 158,032
Restricted Stock Units (RSUs) [Member] | General and Administrative Expenses [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense				$ 2,466,707	$ 1,034,683
Restricted Stock Units (RSUs) [Member] | Quarterly Vesting [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period		1 year		1 year
Percentage of vesting on each anniversary		25.00%		25.00%
Restricted Stock Units (RSUs) [Member] | First Anniversary Vesting [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period		1 year		1 year
Percentage of vesting on each anniversary		100.00%		100.00%
CEO Award [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense	$ 104,841	$ 220,000
Stock grants	2,000,000.0
CEO Award [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Specified market capitalization thresholds	15,000,000.0
Stock grants	250,000
CEO Award [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Specified market capitalization thresholds	30,000,000.0
Stock grants	$ 750,000
Location, Statement of Income, Balance [Axis]: us-gaap:GeneralAndAdministrativeExpense
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense		23,000	22,000
Location, Statement of Income, Balance [Axis]: us-gaap:GeneralAndAdministrativeExpense | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense		$ 1,065,000	$ 315,000